Form N-1A Supplement	Sep. 02, 2026
Defiance Daily Target 2X Long DRAM ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, Prospectus

and Statement of Additional Information,

each dated June 24, 2026

Effective August 20, 2026, the investment adviser, Tidal Investments LLC, has agreed to reduce the Fund’s unitary management fee from 1.29% to 0.69% of the Fund’s average daily net assets. The following changes to the Prospectuses and Statement of Additional Information apply:

In the Fund Summary section of the Prospectus related to the Defiance Daily Target 2X Long DRAM ETF, the table and text under the “Fees and Expenses of the Fund” and “Example” headings are deleted in their entirety and replaced with the following: